IDS
                                                                   Extra Income
                                                                           Fund

                                                         1998 SEMIANNUAL REPORT

(icon of) clock

The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal.

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that IDS Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.


CONTENTS
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
The 10 Largest Holdings                                  6
Financial Statements (Fund)                              7
Notes to Financial Statements (Fund)                    10
Financial Statements (Portfolio)                        16
Notes to Financial Statements (Portfolio)               19
Investments in Securities                               23


IDS EXTRA INCOME FUND

From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past six months was a highly volatile period in many financial markets. But history tells that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American
Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce



From the Portfolio Manager

(picture of) Jack Utter
Jack Utter
Portfolio manager

Concerns about a potential slowdown in economic growth led to a sell-off in the high-yield bond market during the first half of the fiscal year. Although IDS
Extra Income Fund continued to provide substantial interest income, the decline in bond values resulted in the Fund's Class A shares losing 7.86% for the period
-- June through November 1998.

The environment for high-yield bonds was still relatively good when the period began. The economy was rolling along, inflation showed no signs of increasing, and the financial upheaval that struck Asia in the fall of 1997 seemed to have settled down. But by mid-summer, another bout of the "Asian flu" hit, this time in Russia and, soon after, Latin America.

Here at home, the upshot of the situation for investors was that the possibility of a global recession was now considerably greater. Under that scenario, profits could fall off sharply for American businesses as a whole and create a special burden for the already financially strained companies that issue high-yield bonds.

A 'FLIGHT TO QUALITY'
The result was a wave of selling that swamped the high-yield market as investors embarked on a "flight to quality" whose primary  destination  was U.S.  Treasury bonds, which offered the safety and liquidity they sought. Although the downturn in the  high-yield  market was  widespread,  the Fund's  holdings in the energy,
telecommunications   and  emerging   foreign-market  sectors  were  particularly
affected.

Still, the period would end on a positive note. Taking encouragement from three reductions in short-term interest rates by the Federal Reserve and positive new economic data, the high-yield market staged a powerful rally in November. Also encouraging was the fact that telecommunications and emerging-market bonds led the rebound for the Fund.

While such positive price momentum will be difficult to maintain in the months ahead, I think it's reasonable to expect a better overall environment for high-yield bonds than we had in the first half of the fiscal year. The economy should be able to stay on its growth track, inflation shows no signs of picking up, and the Federal Reserve appears willing to lower interest rates further if conditions warrant. In the meantime, income-seeking investors will find the Fund's yield at its highest level in several years.




Jack Utter


IDS EXTRA INCOME FUND

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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                  $4.00
May 31, 1998                                                   $4.58
Decrease                                                       $0.58

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                    $0.23
From capital gains                                             $  --
Total distributions                                            $0.23

Total return*                                                 -7.86%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                  $4.00
May 31, 1998                                                   $4.58
Decrease                                                       $0.58

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                    $0.21
From capital gains                                             $  --
Total distributions                                            $0.21
Total return*                                                 -8.21%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                  $4.00
May 31, 1998                                                   $4.58
Decrease                                                       $0.58

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                    $0.23
From capital gains                                             $  --
Total distributions                                            $0.23

Total return*                                                 -7.82%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


                                                      SEMIANNUAL REPORT -- 1998

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

The 10 Largest Holdings

                                                                 Percent                                       Value
                                                          (of net assets)                       (as of Nov. 30, 1998)
Chancellor Media
 8.00% 2008                                                        1.35%                                 $51,374,999

Outsourcing Solutions
 11.00% 2006                                                        .93                                   35,385,018

CSC Holdings
 11.13% Pay-in-kind Series M Preferred                              .92                                   35,150,287

NTL
 11.48% 2001                                                        .83                                   31,599,999

Motor & Gears
 10.75% 2006                                                        .83                                   31,567,500

Warren (SD)
 14.00% Series B Preferred                                          .82                                   31,216,080

EchoStar Satellite Broadcasting
 11.81% 2000                                                        .77                                   29,508,749

Gaylord Container
 9.88% 2008                                                         .76                                   28,799,999

Outdoor Systems
 8.88% 2007                                                         .73                                   27,810,938

Trump Holdings & Funding
 15.50% 2005                                                        .73                                   27,699,375

For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities" herein.



(icon of) pie chart
                                    The 10 holdings listed here

                                    make up 8.67% of net assets




IDS EXTRA INCOME FUND

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Financial Statements

Statement of assets and liabilities
IDS Extra Income Fund, Inc.

Nov. 30, 1998 (Unaudited)

Assets
Investment in High Yield Portfolio (Note 1)                                                             $3,810,149,690
                                         -                                                              --------------

Liabilities
Dividends payable to shareholders                                                                            5,810,139
Accrued distribution fee                                                                                        61,240
Accrued service fee                                                                                             54,466
Accrued transfer agency fee                                                                                     30,581
Accrued administrative services fee                                                                             13,363
Other accrued expenses                                                                                         145,255
                                                                                                               -------
Total liabilities                                                                                            6,115,044
                                                                                                             ---------
Net assets applicable to outstanding capital stock                                                      $3,804,034,646
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    9,520,884
Additional paid-in capital                                                                               4,331,741,839
Undistributed net investment income                                                                          1,467,230
Accumulated net realized gain (loss)                                                                      (200,256,731)
Unrealized appreciation (depreciation) on investments                                                     (338,438,576)
                                                                                                          ------------
Total-- representing net assets applicable to outstanding capital stock                                 $3,804,034,646
                                                                                                        ==============
Net assets applicable to outstanding shares:                      Class A                               $2,803,240,489
                                                                  Class B                               $  998,932,638
                                                                  Class Y                               $    1,861,519
Net asset value per share of outstanding capital stock:           Class A shares        701,591,572     $         4.00
                                                                  Class B shares        250,031,017     $         4.00
                                                                  Class Y shares            465,781     $         4.00

See accompanying notes to financial statements.


                                                      SEMIANNUAL REPORT -- 1998

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Statement of operations
IDS Extra Income Fund, Inc.

Six months ended Nov 30, 1998 (Unaudited)

Investment income
Income:
Dividends                                                                                                $  19,645,622
Interest                                                                                                   190,755,472
                                                                                                           -----------
Total income                                                                                               210,401,094
                                                                                                           -----------
Expenses (Note 2):
Expenses allocated from High Yield Portfolio                                                                11,021,947
Distribution fee-- Class B                                                                                   3,835,951
Transfer agency fee                                                                                          1,839,207
Incremental transfer agency fee-- Class B                                                                       34,035
Service fee
    Class A                                                                                                  2,545,970
    Class B                                                                                                    889,137
    Class Y                                                                                                        918
Administrative services fees and expenses                                                                      851,034
Compensation of board members                                                                                    6,255
Postage                                                                                                        291,803
Registration fees                                                                                              190,480
Reports to shareholders                                                                                         52,799
Audit fees                                                                                                       5,688
Other                                                                                                            6,046
                                                                                                                 -----
Total expenses                                                                                              21,571,270
    Earnings credits on cash balances (Note 2)                                                                 (97,401)
                                                                                                               -------
Total net expenses                                                                                          21,473,869
                                                                                                            ----------
Investment income (loss) -- net                                                                            188,927,225
                                                                                                           -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                          (63,015,606)
Net change in unrealized appreciation (depreciation) on investments                                       (455,731,197)
                                                                                                          ------------
Net gain (loss) on investments                                                                            (518,746,803)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                          $(329,819,578)
                                                                                                         -------------

See accompanying notes to financial statements.



IDS EXTRA INCOME FUND

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Statements of changes in net assets
IDS Extra Income Fund, Inc.
                                                                                     Nov. 30, 1998        May 31, 1998
                                                                                  Six months ended          Year ended
                                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                      $  188,927,225      $  325,142,783
Net realized gain (loss) on security transactions                                      (63,015,606)        107,292,068
Net change in unrealized appreciation (depreciation) on investments                   (455,731,197)          8,762,590
                                                                                      ------------           ---------
Net increase (decrease) in net assets resulting from operations                       (329,819,578)        441,197,441
                                                                                      ------------         -----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                       (158,902,326)       (240,406,587)
        Class B                                                                        (51,534,459)        (63,119,023)
        Class Y                                                                           (100,837)            (46,439)
                                                                                          --------             -------
Total distributions                                                                   (210,537,622)       (303,572,049)
                                                                                      ------------        ------------

Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            412,506,565         905,358,041
    Class B shares                                                                     253,418,074         584,338,366
    Class Y shares                                                                         298,448           1,680,622
Reinvestment of distributions at net asset value
    Class A shares                                                                     107,174,785         164,676,904
    Class B shares                                                                      42,913,903          53,387,290
    Class Y shares                                                                          98,817              45,553
Payments for redemptions
    Class A shares                                                                    (428,597,135)       (651,156,321)
    Class B shares (Note 2)                                                           (203,720,724)       (231,593,965)
    Class Y shares                                                                        (113,707)            (16,859)
                                                                                          --------             -------
Increase (decrease) in net assets from capital share transactions                      183,979,026         826,719,631
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                               (356,378,174)        964,345,023
Net assets at beginning of period                                                    4,160,412,820       3,196,067,797
                                                                                     -------------       -------------
Net assets at end of period                                                         $3,804,034,646      $4,160,412,820
                                                                                    ==============      ==============
Undistributed net investment income                                                 $    1,467,230      $   23,077,627
                                                                                    --------------      --------------

See accompanying notes to financial statements.


                                                    SEMIANNUAL REPORT -- 1998
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Notes to Financial Statements

IDS Extra Income Fund, Inc.
(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio
Effective June 10, 1996, the Fund began  investing all of its assets in the High
Yield Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 1998 was 99.95%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's `Notes to financial statements' (included elsewhere in this report).
Use of estimates Preparing financial statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective  March 20, 1995,  the Fund entered  into an  agreement  with  American
Express Financial Corporation (AEFC) to provide administrative  services.  Under
its  Administrative   Services   Agreement,   the  Fund  pays  AEFC  a  fee  for
administration  and  accounting  services at a percentage of the Fund's  average daily  net  assets  in  reducing  percentages  from  0.05% to  0.025%  annually.
Additional administrative service expenses paid by the Fund are office expenses, consultants'  fees and  compensation  of  officers  and  employees.  Under  this agreement,  the Fund also pays taxes, audit and certain legal fees, registration fees for shares,  compensation of board members,  corporate  filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective  March 20, 1995, the Fund entered into  agreements  with American
Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing  Fund shares were  $7,617,291  for Class A and $594,011 for Class B for the six months ended Nov. 30, 1998.

During the six months ended Nov. 30, 1998, the Fund's transfer agency fees were reduced by $97,401 as a result of earnings credits from overnight cash balances.

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

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                         Six months ended Nov. 30, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                    98,435,194                59,722,484                  72,420
Issued for reinvested distributions                     25,816,955                10,352,256                  23,904
Redeemed                                              (102,340,091)              (48,540,327)                (28,271)
                                                      ------------               -----------                 -------
Net increase (decrease)                                 21,912,058                21,534,413                  68,053

                                                                            Year ended May 31, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                   197,884,919               127,715,399                 362,086
Issued for reinvested distributions                     35,993,198                11,659,883                   9,921
Redeemed                                              (142,256,690)              (50,588,489)                 (3,656)
                                                      ------------               -----------                  ------
Net increase (decrease)                                 91,621,427                88,786,793                 368,351

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4. CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had a capital loss carryover of $136,345,785 at May 31, 1998, that if not offset by subsequent capital gains, will expire in 1999 through 2004. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.


5. BANK BORROWINGS

The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov.
30, 1998.


                                                     SEMIANNUAL REPORT -- 1998

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

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended May 31,

Per share income and capital changesa

                                                                              Class A

                                                    1998c        1998          1997            1996b         1995

Net asset value, beginning of period               $4.58        $4.39         $4.34           $4.15         $4.02

Income from investment operations:
Net investment income (loss)                         .20          .40           .39             .28           .39

Net gains (losses) both realized and unrealized     (.55)         .17           .06             .20           .13

Total from investment operations                    (.35)         .57           .45             .48           .52

Less distributions:

Dividends from net investment income                (.23)        (.38)         (.40)           (.29)         (.39)

Net asset value, end of period                     $4.00        $4.58         $4.39           $4.34         $4.15

Ratios/supplemental data

                                                                              Class A

                                                    1998c        1998          1997            1996b         1995

Net assets, end of period (in millions)           $2,803       $3,112        $2,582          $2,145        $1,822

Ratio of expenses to average daily net assetsd      .89%e        .89%          .92%            .94%e         .87%

Ratio of net investment income (loss) to
average daily net assets                           9.73%e       8.90%         9.01%           8.90%e        9.93%

Portfolio turnover rate
(excluding short-term securities)                    23%          81%           92%             61%           70%

Total returnf                                     (7.86%)      13.24%        10.92%          11.73%        14.15%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


IDS EXTRA INCOME FUND

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Fiscal period ended Nov. 30,

Per share income and capital changesa

                                               Class B                                          Class Y

                                1998d   1998    1997     1996c    1995b         1998d    1998     1997     1996c    1995b
Net asset value,
beginning of period            $4.58   $4.39   $4.34    $4.15    $3.93         $4.58    $4.39    $4.34    $4.15    $3.93

Income from investment
operations:

Net investment
income (loss)                    .19     .37     .36      .25      .18           .20      .41      .40      .28      .20

Net gains (losses) both
realized and unrealized         (.56)    .16     .06      .20      .21          (.55)     .16      .06      .20      .21

Total from investment
operations                      (.37)    .53     .42      .45      .39          (.35)     .57      .46      .48      .41

Less distributions:

Dividends from net
investment income               (.21)   (.34)   (.37)    (.26)    (.17)         (.23)    (.38)    (.41)    (.29)    (.19)

Net asset value,
end of period                  $4.00   $4.58   $4.39    $4.34    $4.15         $4.00    $4.58    $4.39    $4.34    $4.15

Ratios/supplemental data

                                              Class B                                       Class Y

                               1998d    1998    1997     1996c    1995b         1998d    1998     1997     1996c    1995b
Net assets, end of
period (in millions)           $999   $1,046    $613     $270      $76            $2       $2      $--      $--       $2

Ratio of expenses to
average daily net assetse     1.65%f   1.65%   1.68%    1.70%f   1.72%f         .82%f    .82%     .85%     .76%f    .78%f

Ratio of net investment
income (loss) to average
daily net assets              8.98%f   8.23%   8.18%    8.34%f   9.51%f        9.88%f  10.07%    8.68%    8.24%f  10.19%f

Portfolio turnover rate
(excluding short-term
securities)                     23%      81%     92%      61%      70%           23%      81%      92%      61%      70%

Total returng                (8.21%)  12.42%  10.07%   11.10%   10.18%        (7.82%)  13.42%   11.05%   11.83%   10.60%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.
d Six months ended Nov. 30, 1998 (Unaudited).
e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.



                                                    SEMIANNUAL REPORT -- 1998


Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $4,084,479,752)                  $3,746,059,791
Cash in bank on demand deposit                             1,719,473
Accrued interest and dividends receivable                 87,137,532
Receivable for investment securities sold                  4,519,500
                                                           ---------
Total assets                                           3,839,436,296
                                                       -------------

Liabilities
Payable for investment securities purchased               27,236,000
Accrued investment management services fee                   172,920
Other accrued expenses                                        71,705
                                                              ------
Total liabilities                                         27,480,625
                                                          ----------
Net assets                                            $3,811,955,671
                                                      ==============

See accompanying notes to financial statements.

IDS EXTRA INCOME FUND



Statement of operations
High Yield Portfolio

Six months ended Nov 30, 1998 (Unaudited)

Investment income
Income:
Dividend                                                                                                 $  19,654,092
Interest                                                                                                   190,861,432
                                                                                                           -----------
Total income                                                                                               210,515,524
                                                                                                           -----------
Expenses (Note 2):
Investment management services fee                                                                          11,015,616
Compensation of board members                                                                                    9,118
Custodian fees                                                                                                 114,069
Audit fees                                                                                                      17,063
Other                                                                                                           50,684
                                                                                                                ------
Total expenses                                                                                              11,206,550
    Earnings credits on cash balances (Note 2)                                                                (179,751)
                                                                                                              --------
Total net expenses                                                                                          11,026,799
                                                                                                            ----------
Investment income (loss) -- net                                                                            199,488,725
                                                                                                           -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                 (63,044,118)
Net change in unrealized appreciation (depreciation) on investments                                       (455,945,080)
                                                                                                          ------------
Net gain (loss) on investments                                                                            (518,989,198)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                          $(319,500,473)
                                                                                                         -------------

See accompanying notes to financial statements.


                                                     SEMIANNUAL REPORT -- 1998


Statements of changes in net assets
High Yield Portfolio
                                                                                      Nov. 30, 1998       May 31, 1998
                                                                                   Six months ended         Year ended
                                                                                         (Unaudited)

Operations
Investment income (loss)-- net                                                      $  199,488,725      $  343,256,750
Net realized gain (loss) on security transactions                                      (63,044,118)        107,320,343
Net change in unrealized appreciation (depreciation) on investments                   (455,945,080)          8,772,357
                                                                                      ------------           ---------
Net increase (decrease) in net assets resulting from operations                       (319,500,473)        459,349,450
Net contributions (withdrawals) from partners                                          (32,544,821)        505,587,141
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                               (352,045,294)        964,936,591
Net assets at beginning of period                                                    4,164,000,965       3,199,064,374
                                                                                     -------------       -------------
Net assets at end of period                                                         $3,811,955,671      $4,164,000,965
                                                                                    ==============      ==============

See accompanying notes to financial statements.


IDS EXTRA INCOME FUND

Notes to Financial Statements

High Yield Portfolio
(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1998, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1998 was $94,817,974 representing 2.49% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $179,751 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $963,792,189 and $854,019,495, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 23%. Realized gains and losses are determined on an identified cost basis.


IDS EXTRA INCOME FUND


Investments in Securities

High Yield Portfolio
Nov. 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (85.2%)
Issuer                                                         Coupon              Principal                   Value(a)
                                                                 rate                 amount
Government obligations (0.6%)
Argentine Republic
    (U.S. Dollar)
        03-31-23                                                 5.75%            $3,950,000(c)              $2,890,906
City of Moscow
    (U.S. Dollar) Zero Coupon
        12-31-98                                                10.96              3,691,890(c,f)               315,287
Govt of Algeria
    (U.S. Dollar)
        03-04-00                                                 7.06              1,568,182(c)               1,372,159
        09-04-06                                                 6.60              3,136,364(c)               1,489,773
Govt of Russia
    (Russian Ruble)
        09-27-00                                                14.00             30,008,878(c)                  52,537
        12-15-20                                                 6.63             10,000,000(c)                 675,000
Republic of Korea
    (U.S. Dollar)
        04-15-08                                                 8.88              8,450,000(c)               8,397,196
United Mexican States
    (U.S. Dollar)
        12-31-19                                                 6.25              6,000,000(c)               4,601,250
        05-15-26                                                11.50              1,875,000(c)               2,000,391
Total                                                                                                        21,794,499

Mortgage-backed securities (0.8%)
Federal Home Loan Mtge Corp
        08-01-17                                                 7.50                  3,878(d)                   3,917
Federal Natl Mtge Assn
        11-01-28                                                 6.00             25,000,000                 24,676,184
Merrill Lynch Mtge Investors
        06-15-21                                                 8.08              5,673,253                  5,337,290
Total                                                                                                        30,017,391

Aerospace & defense (1.7%)
BE Aerospace
    Sr Sub Nts
        11-01-08                                                 9.50              5,500,000(e)               5,816,250
Compass Aerospace
    Sr Sub Nts
        04-15-05                                                10.13             16,835,000(e)              16,835,000
L-3 Communications
    Sr Sub Nts Series B
        05-01-07                                                10.38              6,145,000                  6,790,225
Sequa
    Sr Sub Nts
        12-15-03                                                 9.38             20,750,000                 21,165,000
Stellex Inds
    Sr Sub Nts Series B
        11-01-07                                                 9.50              9,450,000                  8,516,813
TransDigm
    Sr Sub Nts
        12-01-08                                                10.38              6,000,000(e)               6,150,000
Total                                                                                                        65,273,288

Automotive & related (1.7%)
EV Intl
    Company Guaranty Series A
        03-15-07                                                11.00             10,500,000                  9,030,000
Hayes Lemmerz Intl
    Company Guaranty Series B
        07-15-07                                                 9.13             10,000,000                 10,450,000
MSX Intl
    Company Guaranty
        01-15-08                                                11.38             13,110,000                 13,175,550
Oxford Automotive
    Company Guaranty Series B
        06-15-07                                                10.13             25,120,000                 24,617,600
Penda
    Sr Nts Series B
        03-01-04                                                10.75              4,500,000                  4,545,000
Venture Holdings Trust
    Sr Nts Series B
        07-01-05                                                 9.50              4,000,000                  3,960,000
Total                                                                                                        65,778,150

Banks and savings & loans (0.2%)
Alfa-Russia Finance
    (U.S. Dollar) Medium-term Nts Bank Guaranty
        07-28-00                                                10.38              5,000,000(c)                 850,000
CEI Citicorp Holdings
    (Argentine Peso)
        02-14-07                                                11.25              5,000,000(c,e)             3,442,405
Wilshire Financial Services
        01-01-04                                                13.00             14,700,000(b)               2,940,000
    Series B
        08-15-04                                                13.00              8,500,000(b)               1,700,000
Total                                                                                                         8,932,405

Commercial finance (0.5%)
Advance Holdings
    Zero Coupon
        04-15-03                                                12.98              3,300,000(e,g)             1,947,000
Netia Holdings
    (U.S. Dollar) Company Guaranty Series B
        11-01-07                                                10.25             17,750,000(c)              15,531,250
Total                                                                                                        17,478,250

Communications equipment & services (14.4%)
21st Century Telecom Group
    Zero Coupon Sr Disc Nts
        02-15-03                                                12.35             15,500,000(g)               6,510,000
American Cellular
    Sr Nts
        05-15-08                                                10.50             16,500,000(e)              16,335,000
AMSC Acquisition
    Company Guaranty Series B
        04-01-08                                                12.25              8,000,000                  5,360,000
Bestel
    (U.S. Dollar) Zero Coupon
        05-15-01                                                12.75             11,400,000(c,e,g)           6,840,000
Birch Telecom
        06-15-08                                                14.00             14,000,000(e)              12,880,560
Caprock Communications
    Sr Nts Series B
        07-15-08                                                12.00             17,000,000                 15,810,000
Celcaribe
        03-15-04                                                13.50              3,800,000(e)               6,773,500
    Sr Nts
        03-15-04                                                13.50              7,350,000                  7,056,000
Comcast Cellular Holdings
    Sr Nts Series B
        05-01-07                                                 9.50             20,000,000                 21,550,000
Crown Castle Intl
    Zero Coupon Sr Disc Nts
        11-15-02                                                 8.88             14,750,000(g)              10,103,750
CTI Holdings
    (U.S. Dollar) Zero Coupon Sr Nts
        04-15-03                                                11.50              9,450,000(c,g)             3,685,500
EchoStar Communications
    Zero Coupon Sr Disc Nts
        06-01-99                                                 7.95             12,000,000(g)              12,165,000
EchoStar Satellite Broadcasting
    Zero Coupon Sr Disc Nts
        03-15-00                                                11.81             30,500,000(g)              29,508,749
Esprit Telecom Group
    (U.S. Dollar) Sr Nts
        12-15-07                                                11.50             11,000,000(c)              11,275,000
        06-15-08                                                10.88             17,000,000(c)              16,915,000
Facilicom Intl
    Sr Nts Series B
        01-15-08                                                10.50              1,815,000                  1,506,450
GST Equipment Funding
    Sr Nts
        05-01-07                                                13.25              6,750,000                  6,741,562
GST Telecom/GST Network Funding
    Zero Coupon Sr Disc Nts
        05-01-03                                                10.50             15,000,000(e,g)             7,331,250
GST Telecommunications
    Sr Sub Nts
        11-15-07                                                12.75              6,750,000                  6,150,938
ICO Global Communications
        08-01-05                                                15.00             16,000,000                 12,560,000
Iridium LLC/Capital
    Company Guaranty Series A
        07-15-05                                                13.00             10,000,000                  9,100,000
    Company Guaranty Series C
        07-15-05                                                11.25              1,580,000                  1,350,900
    Company Guaranty Series D
        07-15-05                                                10.88             11,200,000                  9,464,000
IXC Communications
    Sr Sub Nts
        04-15-08                                                 9.00             15,500,000                 15,655,000
Jordan Telecommunications Products
    Sr Nts Series B
        08-01-07                                                 9.88             25,950,000                 25,560,749
    Zero Coupon Sr Disc Nts Series B
        08-01-00                                                 7.43             21,900,000(g)              17,027,250
KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
        02-15-03                                                12.68             12,000,000(g)               6,120,000
Level 3 Communications
    Sr Nts
        05-01-08                                                 9.13             13,400,000                 13,416,750
MJD Communications
    Sr Sub Nts Series B
        05-01-08                                                 9.50              4,300,000                  4,364,500
Nextel Communications
    Zero Coupon Sr Disc Nts
        01-15-99                                                11.50             20,500,000(g)              19,603,125
        02-15-99                                                 8.00              9,500,000(g)               9,345,625
NEXTLINK Communications
    Sr Nts
        04-15-06                                                12.50             15,000,000                 16,575,000
        11-15-08                                                10.75              8,750,000(e)               9,176,563
Northeast Optic Network
    Sr Nts
        08-15-08                                                12.75              8,000,000                  7,700,000
NTL
    Zero Coupon Sr Nts Series B
        02-01-01                                                11.48             40,000,000(g)              31,599,999
Pathnet
    Sr Nts
        04-15-08                                                12.25             13,350,000                 10,546,500
PhoneTel Technologies
    Sr Nts
        12-15-06                                                12.00             23,500,000(b)               6,815,000
Price Communications Cellular Holdings
    Sr Nts
        08-15-08                                                11.25             17,500,000                 17,018,750
Poland Telecom
    (U.S. Dollar) Company Guaranty
        06-01-04                                                14.00              4,000,000(c)               2,120,000
Poland Telecom Finance
    (U.S. Dollar) Company Guaranty Series B
        12-01-07                                                14.00             16,500,000(c)              15,510,000
RCN
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                                 9.88             12,000,000(g)               6,600,000
Satelites Mexicanos
    (U.S. Dollar) Sr Nts
        11-01-04                                                10.13             10,000,000(c,e)             8,350,000
Talton Holdings
    Company Guaranty Sr Nts Series B
        06-30-07                                                11.00              7,600,000                  7,201,000
Telehub Communications
    Zero Coupon
        07-31-01                                                10.32             12,000,000(e,g)             6,813,240
Triton Communications
    Zero Coupon Company Guaranty
        05-01-03                                                10.86             22,000,000(g)               9,790,000
Unisite
    Zero Coupon Sub Nts
        12-15-00                                                13.00              9,000,000(e,g,j)           9,925,200
Versatel Telecom
    (U.S. Dollar) Sr Nts
        05-15-08                                                13.25             16,600,000(c,e)            16,724,500
Vialog
    Company Guaranty
        11-15-01                                                12.75             21,600,000                 17,496,000
Total                                                                                                       548,027,910

Computers & office equipment (3.0%)
Anacomp
    Sr Sub Nts Series B
        04-01-04                                                10.88              8,500,000                  8,733,750
Concentric Network
    Sr Nts
        12-15-07                                                12.75              5,600,000                  5,432,000
Cooperative Computing
    Sr Sub Nts
        02-01-08                                                 9.00             20,250,000                 18,275,625
Decisionone Holdings
    Zero Coupon
        08-01-02                                                 9.89              8,450,000(g)               2,112,500
Globix
    Sr Nts
        05-01-05                                                13.00             17,075,000                 13,318,500
ISG Resources
        04-15-08                                                10.00             17,445,000                 17,445,000
Learning
    Cv Sr Nts
        11-01-00                                                 5.50              2,500,000                  2,390,625
PSINet
    Sr Nts
        11-01-08                                                11.50              6,500,000(e)               6,955,000
    Sr Nts Series B
        02-15-05                                                10.00             11,025,000                 11,135,250
Read-Rite
    Sub Nts
        09-01-04                                                 6.50              4,375,000                  3,133,594
Unisys
    Sr Nts Series B
        04-15-03                                                12.00              5,000,000                  5,625,000
Verio
    Sr Nts
        04-01-05                                                10.38              7,000,000                  7,035,000
        12-01-08                                                11.25             11,000,000(e)              11,440,000
Total                                                                                                       113,031,844

Electronics (0.7%)
Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                                 8.63             15,000,000(c,e)            10,753,923
Metromedia Fiber Network
    Sr Nts
        11-15-08                                                10.00             13,750,000(e)              14,265,625
Total                                                                                                        25,019,548

Energy (4.9%)
Belco Oil & Gas
    Sr Sub Nts Series B
        09-15-07                                                 8.88             11,000,000                 10,230,000
Canadian Forest Oil
    (U.S. Dollar) Company Guaranty
        09-15-07                                                 8.75              8,500,000(c)               8,372,500
Clark R&M
    Sr Sub Nts
        11-15-07                                                 8.88             10,100,000                  9,191,000
Costilla Energy
    Sr Nts
        10-01-06                                                10.25             16,250,000                 14,218,750
Energy Corp of America
    Sr Sub Nts Series A
        05-15-07                                                 9.50              9,000,000                  8,460,000
Forcenergy
    Sr Sub Nts
        11-01-06                                                 9.50              5,000,000                  4,262,500
    Sr Sub Nts Series B
        02-15-07                                                 8.50              2,250,000                  1,923,750
Houston Exploration
    Sr Sub Nts Series B
        01-01-08                                                 8.63              7,550,000                  7,474,500
HS Resources
    Company Guaranty
        11-15-06                                                 9.25              4,250,000                  4,138,438
    Sr Sub Nts
        12-01-03                                                 9.88              9,700,000                  9,663,625
Hurricane Hydrocarbons
    (U.S. Dollar) Sr Nts
        11-01-04                                                11.75             15,750,000(c,e)             8,347,500
Lodestar Holdings
    (U.S. Dollar) Sr Nts
        05-15-05                                                11.50             18,350,000(c,e)            14,129,500
Michael Petroleum
    Sr Nts Series B
        04-01-05                                                11.50              6,000,000                  5,040,000
Nuevo Energy
    Company Guaranty Series B
        06-01-08                                                 8.88             12,000,000                 11,955,000
Ocean Energy
    Company Guaranty Series B
        07-01-08                                                 8.38             14,000,000                 14,280,000
Panda Global Energy
    (U.S Dollar) Company Guaranty
        04-15-04                                                12.50             24,500,000(c,e)            14,669,375
Rayovac
    Sr Sub Nts Series B
        11-01-06                                                10.25              6,114,000                  6,434,985
Roil
    (U.S. Dollar)
        12-05-02                                                12.78              9,140,000(c,e)             2,285,000
Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                                 9.00              3,800,000(c,e)               570,000
Tesoro Petroleum
    Company Guaranty Series B
        07-01-08                                                 9.00             14,250,000                 13,911,563
Transamerica Energy
        06-15-02                                                11.50             13,960,000                  5,584,000
    Zero Coupon
        06-15-99                                                17.58              9,600,000(g)               3,360,000
XCL
        05-01-04                                                13.50              8,000,000(e)               8,080,000
Total                                                                                                       186,581,986

Energy equipment & services (1.4%)
Bayard Drilling
    Company Guaranty Series B
        06-30-05                                                11.00              6,300,000                  6,874,875
Dailey Intl
    Company Guaranty Series B
        02-15-08                                                 9.50              9,000,000                  4,050,000
DI Inds
    Sr Nts
        07-01-07                                                 8.88              6,000,000                  4,807,500
Grant Geophysical
    Company Guaranty Series B
        02-15-08                                                 9.75              7,250,000                  5,510,000
Grey Wolf
    Company Guaranty Series C
        07-01-07                                                 8.88              1,750,000                  1,400,000
Northern Offshore ASA
    (U.S. Dollar) Company Guaranty
        05-15-05                                                10.00             21,000,000(c,e)            12,180,000
Plains Resources
    Company Guaranty Series D
        03-15-06                                                10.25              9,000,000                  9,101,250
Pride Intl
    Sr Nts
        05-01-07                                                 9.38              4,450,000                  4,361,000
Seven Seas Petroleum
    Sr Nts Series B
        05-15-05                                                12.50              8,000,000                  6,310,000
Total                                                                                                        54,594,625

Financial services (1.1%)
Arcadia Financial
    Sr Nts
        03-15-07                                                11.50             29,165,000                 21,610,550
Gemini Inds
        12-23-01                                                13.50             13,500,000(j)              13,500,000
Tri Polyta Finance BV
    (U.S. Dollar) Company Guaranty
        12-01-03                                                11.38             20,000,000(c)               5,600,000
Total                                                                                                        40,710,550

Food (2.1%)
Ameriserve Food Distributions
    Company Guaranty
        07-15-07                                                10.13              8,400,000                  7,644,000
Aurora Foods
    Sr Sub Nts Series D
        02-15-07                                                 9.88             10,000,000                 10,900,000
Chiquita Brands Intl
    Sr Nts
        01-15-04                                                 9.63              8,500,000                  8,797,500
Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                                10.00             10,325,000(c,e)             6,969,375
RAB Enterprises
    Sr Nts
        05-01-05                                                10.50              9,600,000(e)               8,856,000
SC Intl
        09-01-07                                                 9.25             17,650,000                 18,003,000
Specialty Foods
    Sr Nts Series B
        08-15-01                                                10.25             15,000,000                 12,825,000
Stroh Brewery
    Sr Sub Nts
        07-01-06                                                11.10             14,887,000                  7,145,760
Total                                                                                                        81,140,635

Furniture & appliances (0.2%)
Lifestyle Furnishings
    Company Guaranty
        08-01-06                                                10.88              6,500,000                  7,150,000

Health care (0.2%)
Alaris Medical
    Zero Coupon Sr Disc Nts
        08-01-03                                                11.12             16,000,000(e,g)             8,800,000

Health care services (2.1%)
Abbey Healthcare Group
    Sr Sub Nts
        11-01-02                                                 9.50             20,750,000                 18,675,000
Fountain View
    Company Guaranty Series B
        04-15-08                                                11.25              8,600,000                  7,578,750
Magellan Health Services
    Sr Sub Nts
        02-15-08                                                 9.00             15,000,000                 13,987,500
Oxford Health Plans
    Sr Nts
        05-15-05                                                11.00             11,500,000(e)              10,522,500
Paracelsus Healthcare
    Sr Sub Nts
        08-15-06                                                10.00             14,600,000                 13,450,250
Physician Sales & Service
    Company Guaranty
        10-01-07                                                 8.50             15,250,000                 15,898,125
Total                                                                                                        80,112,125

Household products (0.3%)
Revlon Worldwide
    Zero Coupon Sr Disc Nts Series B
        03-15-01                                                10.94             14,000,000(f)               9,800,000

Industrial equipment & services (3.0%)
Clark Materials Handling
    Sr Nts Series D
        11-15-06                                                10.75             13,500,000                 13,837,500
Day Intl Group
    Sr Nts Series B
        06-01-05                                                11.13              1,200,000                  1,240,500
Goss Graphic Systems
    Sr Sub Nts
        10-15-06                                                12.00             14,000,000                 13,370,000
Grove Holdings LLC/Capital
    Zero Coupon
        05-01-03                                                11.63              4,000,000(g)               1,880,000
Grove Inds
        05-01-10                                                14.50              2,901,549(e)               2,292,224
HDA Parts System
    Sr Sub Nts with Rights
        08-01-05                                                12.00              5,000,000(e)               4,600,000
Motor & Gears
    Sr Nts Series D
        11-15-06                                                10.75             30,500,000                 31,567,500
Norcal Waste Systems
    Company Guaranty Series B
        11-15-05                                                13.50             20,300,000                 22,862,875
Park-Ohio Inds
    Sr Sub Nts
        12-01-07                                                 9.25             15,000,000                 15,225,000
Thermadyne Holdings
    Zero Coupon
        06-01-03                                                12.49             12,000,000(g)               5,640,000
Total                                                                                                       112,515,599

Insurance (0.8%)
Americo Life
    Sr Sub Nts
        06-01-05                                                 9.25             15,000,000                 15,281,250
Veritas Holdings
    (U.S. Dollar) Sr Nts
        12-15-03                                                 9.63             15,256,000(c)              15,256,000
Total                                                                                                        30,537,250

Leisure time & entertainment (5.9%)
Affinity Group Holdings
    Sr Nts
        04-01-07                                                11.00              9,000,000                  9,191,250
Coast Hotels & Casino
    Company Guaranty Series B
        12-15-02                                                13.00             19,800,000                 21,705,750
Hammons (JQ) Hotels
    1st Mtge
        02-15-04                                                 8.88             12,000,000                 11,100,000
Hollywood Theaters
    Company Guaranty
        08-01-07                                                10.63              5,950,000                  5,057,500
Icon Health & Fitness
    Sr Sub Nts Series B
        07-15-02                                                13.00             12,500,000(b)               5,875,000
    Zero Coupon Sr Disc Nts Series B
        11-15-01                                                13.37             21,750,000(g)                 217,500
Isle of Capri Casinos/Capital
    1st Mtge Series B
        08-31-04                                                13.00             16,250,000                 17,103,125
Lodgenet Entertainment
    Sr Nts
        12-15-06                                                10.25             15,000,000                 15,300,000
Premier Cruises
    Sr Nts
        03-15-08                                                11.00             11,000,000(b,e)             4,510,000
Premier Parks
    Sr Nts
        04-01-06                                                 9.25              8,300,000                  8,725,375
Regal Cinemas
    Sr Sub Nts
        06-01-08                                                 9.50              8,000,000(e)               8,420,000
Riviera Holdings
    Company Guaranty
        08-15-04                                                10.00             11,000,000                  9,253,750
Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
        05-01-06                                                11.25             26,945,000                 25,463,025
Trump Holdings & Funding
    Sr Nts
        06-15-05                                                15.50             28,050,000                 27,699,375
United Artists Theatres
    Series A
        07-01-15                                                 9.30             13,367,368                 12,264,560
    Sr Sub Nts Series B
        04-15-08                                                 9.75             10,000,000                  9,600,000
Venetian Casino/LV Sands
    Company Guaranty
        11-15-99                                                10.00              6,000,000(h)               5,340,000
        11-15-04                                                12.25             15,105,000                 14,538,563
Waterford Gaming/LLC
    Sr Nts
        11-15-03                                                12.75             12,771,000                 13,792,680
Total                                                                                                       225,157,453

Media (11.0%)
Adams Outdoor Advertising
    Sr Nts
        03-15-06                                                10.75             10,800,000                 11,556,000
Adelphia Communications
    Sr Deb
        09-15-04                                                11.88              5,000,000                  5,412,500
    Sr Nts Series B
        02-01-08                                                 8.38             19,500,000                 20,036,250
Australis Holdings
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        11-01-00                                                14.99             17,900,000(b,c,g)             179,000
Australis Media
    (U.S. Dollar)
        11-01-00                                                14.00              5,587,791(c)               4,380,700
    (U.S. Dollar) Zero Coupon
        05-15-00                                                12.32             43,500,000(b,c,g)               4,350
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        05-15-00                                                13.83                469,560(b,c,g)                  47
Benedek Broadcasting
    Sr Nts
        03-01-05                                                11.88              2,500,000                  2,725,000
Benedek Communications
    Zero Coupon Sr Disc Nts
        05-15-01                                                13.25              9,500,000(g)               7,030,000
Big City Radio
    Zero Coupon Company Guaranty
        03-15-01                                                11.40             10,000,000(g)               6,700,000
Cable Systems USA
        06-30-99                                                10.75              2,205,527(j)               2,183,471
Capstar Broadcasting
    Zero Coupon Sr Disc Nts
        02-01-02                                                 7.49              8,000,000(e,g)             6,580,000
CBS Radio
    Pay-in-kind Sub Deb
        01-15-09                                                11.38              9,475,300(i)              10,943,972
Central Euro Media
    (U.S. Dollar) Sr Nts
        08-15-04                                                 9.38             12,175,000(c)              10,079,457
Chancellor Media
    Sr Nts
        11-01-08                                                 8.00             50,000,000(e)              51,374,999
    Sr Sub Nts
        10-01-04                                                 9.38              3,500,000                  3,640,000
Coaxial Communications/Phoenix
    Company Guaranty
        08-15-06                                                10.00             10,000,000(e)              10,175,000
Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                                10.63             15,000,000(c,e)            11,227,494
Golden Sky Systems
    Sr Sub Nts
        08-01-06                                                12.38             17,000,000(e)              17,148,750
Grupo Televisa
    (U.S. Dollar) Sr Nts
        05-15-06                                                11.88              3,250,000(c)               3,355,625
Jacor Communications
    Company Guaranty
        12-15-06                                                 9.75             19,000,000                 21,042,500
James Cable Partners LP
    Sr Nts Series B
        08-15-04                                                10.75              3,550,000                  3,745,250
Liberty Group Publishing
    Company Guaranty
        02-01-08                                                 9.38              7,500,000                  7,078,125
MDC Communications
    (U.S. Dollar) Sr Sub Nts
        12-01-06                                                10.50             12,100,000(c)              12,342,000
OpTel
    Sr Nts Series B
        02-15-05                                                13.00             17,000,000                 17,425,000
Outdoor Systems
    Company Guaranty
        10-15-06                                                 9.38             10,000,000                 10,800,000
        06-15-07                                                 8.88             26,175,000                 27,810,938
Paxson Communications
    Sr Sub Nts
        10-01-02                                                11.63             13,000,000                 13,357,500
Pegasus Communications
    Series B
        07-01-05                                                12.50             15,400,000                 16,863,000
    Sr Nts Series B
        10-15-05                                                 9.63              6,500,000                  6,500,000
Price Communications Wireless
    Sr Nts
        12-15-06                                                 9.13             15,000,000(e)              15,600,000
    Sr Sub Nts
        07-15-07                                                11.75             10,000,000                 10,875,000
Radio Unica
    Zero Coupon Sr Disc Nts
        08-01-02                                                11.74             13,000,000(e,g)             6,906,250
Sinclair Broadcast Group
    Sr Sub Nts
        12-15-07                                                 8.75              1,800,000                  1,818,000
Spanish Broadcasting System
    Sr Nts
        06-15-02                                                12.50              4,000,000                  4,360,000
    Sr Nts Series B
        03-15-04                                                11.00              3,150,000                  3,307,500
Telemundo Holdings
    Zero Coupon Sr Disc Nts
        08-15-03                                                  .00             17,000,000(e,g)             9,860,000
Telewest Communications
    (U.S. Dollar) Sr Nts
        11-01-08                                                11.25              8,000,000(c,e)             9,120,000
    (U.S. Dollar) Zero Coupon
        10-01-00                                                10.90              7,000,000(c,g)             5,897,500
Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
        03-01-02                                                10.00              9,450,000(c,i,j)          14,175,000
Viacom Intl
        07-01-03                                                 7.00             15,000,000                 15,001,703
Total                                                                                                       418,617,881

Metals (3.2%)
Bar Technologies
    Company Guaranty
        04-01-01                                                13.50             10,000,000(e)              10,700,000
Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty
        12-01-07                                                11.00             11,500,000(c)              10,522,500
EnviroSource
    Sr Nts
        06-15-03                                                 9.75             26,648,000                 24,516,160
Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                                 8.88             10,000,000(c)              10,150,000
Great Lakes Acquisition
    Zero Coupon Series B
        05-15-03                                                13.23              8,000,000(g)               3,840,000
Great Lakes Carbon
    Company Guaranty Pay-in-kind Series B
        05-15-08                                                10.25              8,875,000(i)               8,963,750
Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                                10.13              9,609,759(c,e)             8,552,685
Maxxam Group Holdings
    Sr Nts Series B
        08-01-03                                                12.00             12,000,000                 12,495,000
Neenah
    Sr Sub Nts
        05-01-07                                                11.13              3,700,000                  3,857,250
NSM Steel
    Company Guaranty
        02-01-06                                                12.00             14,350,000(b)               3,731,000
        02-01-08                                                12.25             11,700,000(b)               1,755,000
Ormet
    Company Guaranty
        08-15-08                                                11.00             17,000,000(e)              16,235,000
Sheffield Steel
    1st Mtge Series B
        12-01-05                                                11.50             10,200,000                  7,866,750
Total                                                                                                       123,185,095

Miscellaneous (1.7%)
Bistro Trust
    Sub Nts
        12-31-02                                                 9.50             10,000,000(e)               9,516,000
Comforce Operating
    Sr Nts Series B
        12-01-07                                                12.00              9,000,000                  9,225,000
ECM Funding LP
        06-10-02                                                11.92              1,576,169(j)               1,576,169
Knology Holdings
    Zero Coupon Sr Disc Nts
        10-15-02                                                12.24             11,000,000(g)               4,963,750
Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                                11.00             37,395,000                 35,385,018
Purina Mills
    Sr Sub Nts
        03-15-10                                                 9.00              5,825,000                  5,941,500
Total                                                                                                        66,607,437

Multi-industry conglomerates (1.7%)
Communications & Power Inds
    Sr Sub Nts Series B
        08-01-05                                                12.00             10,000,000                 10,537,500
Jordan Inds
    Zero Coupon Sr Sub Debs Series B
        04-01-02                                                11.75             17,692,251(g)              11,300,925
Pierce Leahy
    Sr Sub Nts
        07-15-06                                                11.13              5,433,000(e)               5,989,883
Pierce Leahy Command
    Company Guaranty
        05-15-08                                                 8.13             25,150,000                 24,961,375
Prime Succession
    Sr Sub Nts
        08-15-04                                                10.75             10,000,000                  9,562,500
Total                                                                                                        62,352,183

Paper & packaging (5.5%)
APP Intl Finance
    (U.S. Dollar)
        10-01-05                                                11.75              4,500,000(c)               3,555,000
Bear Island LLC/Finance
    Sr Nts Series B
        12-01-07                                                10.00             12,500,000                 12,500,000
Berry Plastics
    Sr Sub Nts
        04-15-04                                                12.25              3,250,000(e)               3,424,688
BPC Holdings
    Sr Nts Series B
        06-15-06                                                12.50             11,750,000                 12,308,125
Crown Packaging
    Sr Sub Nts
        09-01-05                                                11.00             20,000,000                 18,800,000
Doman Inds
    (U.S. Dollar)
        03-15-04                                                 8.75             10,500,000(c)               8,951,250
    (U.S. Dollar) Sr Nts Series B
        11-15-07                                                 9.25              3,500,000(c)               2,905,000
Gaylord Container
    Sr Nts
        06-15-07                                                 9.75             10,500,000                 10,053,750
        02-15-08                                                 9.88             36,000,000                 28,799,999
Graham Packaging/GPC Capital
    Zero Coupon Sr Disc Nts Series B
        01-15-03                                                10.84              5,000,000(g)               3,350,000
Grupo Industrial Durango
    (U.S. Dollar)
        08-01-03                                                12.63              5,000,000(c)               4,562,500
Repap New Brunswick
    (U.S. Dollar) Sr Nts
        06-01-04                                                 9.00              5,450,000(c)               5,395,500
        04-15-05                                                10.63             33,000,000(c)              26,070,000
Riverwood Intl
    Company Guaranty
        08-01-07                                                10.63              5,500,000                  5,665,000
        04-01-08                                                10.88             10,000,000                  9,500,000
    Company Guaranty Sr Nts
        04-01-06                                                10.25             15,000,000                 15,150,000
Silgan Holdings
        06-01-09                                                 9.00              8,250,000                  8,250,000
    Pay-in-kind
        07-15-06                                                13.25              5,621,000(i)               6,084,733
Stone Container
    1st Mtge
        10-01-02                                                10.75              5,000,000                  5,200,000
    Sr Nts
        08-01-16                                                12.58              9,000,000                  9,393,750
Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                                10.00             10,000,000(c)               6,250,000
Tjiwi Kimia Intl
    (U.S. Dollar) Company Guaranty
        08-01-01                                                13.25              7,000,000(c)               5,180,000
Total                                                                                                       211,349,295

Restaurants & lodging (0.7%)
American Restaurant Group
    Company Guaranty Series B
        02-15-03                                                11.50              9,000,000                  8,426,250
Prime Hospitality
    Sr Sub Nts Series B
        04-01-07                                                 9.75             18,700,000                 18,933,750
Total                                                                                                        27,360,000

Retail (3.8%)
Advance Stores
    Sr Sub Nts
        04-15-08                                                10.25              5,500,000(e)               5,665,000
Amazon.com
    Zero Coupon Sr Disc Nts
        05-01-03                                                10.00             24,250,000(g)              16,641,563
CEX Holdings
    Sr Sub Nts
        06-01-08                                                 9.63             10,000,000(e)               9,600,000
Corporate Express
    Cv
        07-01-00                                                 4.50              5,000,000                  4,418,750
Dairy Mart Convenience Stores
    Sr Sub Nts Series B
        03-15-04                                                10.25             24,950,000(j)              23,764,875
Maxim Group
    Company Guaranty Series B
        10-15-07                                                 9.25             12,500,000                 12,515,625
Musicland Group
    Company Guaranty Series B
        03-15-08                                                 9.88             16,750,000                 16,750,000
Pathmark Stores
    Sr Sub Nts
        05-01-03                                                 9.63              8,500,000                  8,457,500
    Sub Nts
        06-15-02                                                11.63             18,000,000                 18,090,000
Pueblo Xtra Intl
    Sr Nts Series C
        08-01-03                                                 9.50              9,410,000                  9,174,750
Stater Brothers Holdings
    Sr Nts
        03-01-01                                                11.00             14,500,000                 15,152,500
United Auto Group
    Sr Sub Nts Series A
        07-15-07                                                11.00              3,500,000                  3,097,500
Total                                                                                                       143,328,063

Textiles & apparel (2.0%)
Anvil Knitwear
    Sr Nts Series B
        03-15-07                                                10.88             14,000,000                 11,917,500
Galey & Lord
    Company Guaranty
        03-01-08                                                 9.13              8,000,000                  7,400,000
GFSI
    Sr Sub Nts Series B
        03-01-07                                                 9.63             13,000,000(e)              12,236,250
GFSI Holdings
    Zero Coupon Sr Disc Nts Series B
        09-15-04                                                10.77             13,300,000(g)              11,571,000
Hosiery Corp of America
    Sr Sub Nts
        08-01-02                                                13.75             10,000,000                 10,300,000
NTEX
    (U.S. Dollar) Sr Nts
        06-01-06                                                11.50              6,900,000(c,e)             6,624,000
Pillowtex
    Company Guaranty Sr Sub Nts Series B
        12-15-07                                                 9.00              5,000,000                  5,225,000
Polysindo Intl Finance
    (U.S. Dollar) Company Guaranty
        06-15-01                                                13.00              2,000,000(c)                 620,000
        06-15-06                                                11.38              7,900,000(c)               2,449,000
Steel Heddle Group
    Sr Sub Nts
        06-01-08                                                10.63              4,600,000(e)               3,795,000
    Zero Coupon
        06-01-03                                                13.75              6,200,000(e,g)             2,619,500
Total                                                                                                        74,757,250

Transportation (1.4%)
American Architectural
    Company Guaranty
        12-01-07                                                11.75             10,000,000                  8,200,000
Autopistas Del Sol
    (U.S. Dollar) Sr Nts
        08-01-09                                                10.25             13,500,000(c,e)             9,888,750
Enterprises Shipholding
    (U.S. Dollar) Sr Nts
        05-01-08                                                 8.88             19,750,000(c)              17,502,758
Global Ocean Carriers
    Sr Nts
        07-15-07                                                10.25             13,500,000                  8,370,000
Greater Beijing Expressway
    (U.S. Dollar) Sr Nts
        06-15-04                                                 9.75              3,500,000(c,e)             1,855,000
        06-15-07                                                10.00              5,000,000(c,e)             2,500,000
Trico Marine Services
    Company Guaranty Sr Nts Series F
        08-01-05                                                 8.50              5,000,000                  4,550,000
Total                                                                                                        52,866,508

Utilities -- electric (0.6%)
Espirito Santo Centrais
    (U.S. Dollar)
        07-15-07                                                10.00              9,000,000(c)               6,715,870
Midland Funding
    Series A
        07-23-05                                                11.75              3,500,000                  4,029,375
    Series B
        07-23-06                                                13.25             10,500,000                 12,744,375
Total                                                                                                        23,489,620

Utilities -- gas (0.5%)
Bellwether Exploration
    Sr Nts
        04-01-07                                                10.88              9,000,000                  9,056,250
Empire Gas
    Sr Nts
        07-15-99                                                 7.00             11,350,000(h)               8,356,438
Total                                                                                                        17,412,688

Utilities -- telephone (7.7%)
Allegiance Telecom
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                                12.00             30,450,000(g)              15,072,750
CCPR Services
    Company Guaranty
        02-01-07                                                10.00             26,850,000                 26,581,500
Colt Telecommunications Group
    (U.S. Dollar) Zero Coupon
        12-15-01                                                12.00              8,500,000(c,g)             6,715,000
Geotek Communications
    Cv Sr Sub Nts
        02-15-01                                                12.00              4,135,000(b)                   5,169
Grupo Iusacell
    (U.S. Dollar)
        07-15-04                                                10.00              4,550,000(c)               3,913,000
Hyperion Telecommunications
    Sr Nts Series B
        09-01-04                                                12.25             14,000,000                 14,560,000
    Zero Coupon Sr Disc Nts Series B
        04-15-01                                                15.61              2,250,000(g)               1,665,000
Intermedia Communications
    Sr Nts Series B
        11-01-07                                                 8.88             11,025,000                 10,914,750
        06-01-08                                                 8.60              2,400,000                  2,340,000
    Zero Coupon Sr Disc Nts Series B
        07-15-02                                                10.65             22,375,000(g)              15,886,250
ITC Deltacom
    Sr Nts
        06-01-07                                                11.00              9,457,000                 10,308,130
        03-01-08                                                 8.88             17,250,000                 17,077,499
        11-15-08                                                 9.75              4,500,000(e)               4,753,125
McLeod USA
    Sr Nts
        03-15-08                                                 8.38              7,680,000                  7,718,400
Metrocall
    Sr Sub Nts
        10-01-07                                                10.38             13,750,000                 14,162,500
MetroNet Communications
    (U.S. Dollar) Sr Nts
        08-15-07                                                12.00              8,750,000(c)               9,668,750
        11-01-08                                                10.63              5,200,000(c,e)             5,590,000
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        11-01-02                                                10.74              8,300,000(c,g)             5,146,000
        06-15-03                                                 9.95             16,000,000(c,g)            10,080,000
Omnipoint Communications
    Sr Nts
        02-17-06                                                 8.56             16,965,195(e,h)            14,717,307
        08-15-06                                                11.63             24,100,000                 15,906,000
Panamsat Intl Systems
    Pay-in-kind
        04-15-05                                                12.75                  4,000(i)                   4,570
Peoples Telephone
    Sr Nts
        07-15-02                                                12.25             14,250,000                 15,710,625
Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                                 7.85             15,000,000(c,e)            13,000,020
Primus Telecommunications Group
    Sr Nts
        08-01-04                                                11.75             11,550,000                 12,040,875
    Sr Nts Series B
        05-15-08                                                 9.88             10,000,000                  9,450,000
Pronet
    Sr Sub Nts
        06-15-05                                                11.88             19,350,000                 20,462,625
RSL Communications
    (U.S. Dollar) Company Guaranty
        11-15-06                                                12.25             10,167,000(c)              10,828,351
Total                                                                                                       294,278,196

Total bonds
(Cost: $3,574,322,278)                                                                                   $3,248,057,724

Common stocks (0.7%)
Issuer                                                                                Shares                   Value(a)

Arena Brands                                                                         111,111(b,j)            $2,388,887
Communications & Power Inds                                                            3,500(b)                 525,000
Concentric Network                                                                   100,000(b)               2,837,500
Core Capital                                                                         222,223(j)               2,844,454
EchoStar Satellite Broadcasting                                                      150,000(b)               5,821,875
Foodmaker                                                                             21,000(b)                 406,875
Gaylord Container Cl A                                                             1,000,000(b)               5,250,000
Global TeleSystems Group                                                             107,700(b)               4,674,853
Nextel Communications Cl A                                                            41,056(b)                 882,704
OpTel                                                                                 17,000(b,e)                68,000
Pegasus Communications                                                                16,923(b)                 283,460
Specialty Foods                                                                      300,000(b)                   6,000
Wilshire Real Estate Investment Trust                                                140,000                    472,500
Wireless One                                                                          25,000(b)                   9,375

Total common stocks
(Cost: $26,415,197)                                                                                         $26,471,483

Preferred stocks & other (10.0%)
Issuer                                                                                Shares                   Value(a)

21st Century Telecom Group
    13.75% Pay-in-kind                                                                 2,787(b,i)            $1,811,550
    Warrants                                                                           2,600                     78,000
Allegiance Telecom
    Warrants                                                                          30,450                     60,900
American Mobile Satellite
    Warrants                                                                           8,000                     40,000
American Restaurant Group
    12.00% Pay-in-kind Series B                                                        3,500(b,i)             3,500,000
    Warrants                                                                           3,500                         35
American Telecasting
    Warrants                                                                          85,225                        852
APP Finance II Mauritius Cl B
    12.00%                                                                            22,600(c)              13,729,500
Australis Holdings
    Warrants                                                                          13,400(c)                     134
Bar Technologies
    Warrants                                                                          10,000(d)                 550,000
Belco Oil & Gas
    6.50% Cv                                                                         210,000                  3,018,750
Bell Technology
    Warrants                                                                          17,075                    170,750
Benedek Communications
    Warrants                                                                          70,000                    140,000
Capstar Broadcasting
    12.00% Pay-in-kind Exchangeable                                                   45,000(b,i)             5,175,000
Celcaribe
    Warrants                                                                       1,195,110                  3,137,164
Century Maintenance
    13.25% Pay-in-kind                                                               120,000(b,e,i)          12,120,000
Chesapeake Energy
    7.00% Cv                                                                          33,300                    549,450
Clark Materials Handling
    13.00%                                                                             6,706(b)               5,264,210
Clearnet Communications
    Warrants                                                                          42,240                    274,560
Communications & Power Inds
    14.00% Pay-in-kind Series B                                                      186,202(b,i)            20,342,570
Concentric Network
    13.50% Pay-in-kind Series B                                                       11,857(b,i)             9,959,880
    Warrants                                                                           5,600                    672,000
Core Capital
    10.00% Cv Series A/I                                                             222,223(j)               4,633,350
Crown Packaging
    Warrants                                                                          10,000                      1,000
CSC Holdings
    11.13% Pay-in-kind Series M                                                      312,447(b,i)            35,150,287
    11.75% Pay-in-kind Series H                                                      141,814(b,i)            16,450,425
Dairy Mart Convenience Stores
    Warrants                                                                         311,333(e)                 158,780
Earthwatch
    12.00% Cv Series C                                                               700,000(b,e)               875,000
EchoStar Communications
    12.13% Pay-in-kind Series B                                                       13,934(i)              14,735,205
Fairfield Mfg
    11.25% Pay-in-kind                                                                12,880(i)              12,236,000
Geotek Communications
    Warrants                                                                         872,500(k)                       --
Global Crossing Holdings
    10.50% Pay-in-kind                                                                80,000(b,e,i)           8,020,000
HarCor Energy
    Warrants                                                                         110,000                     55,000
Hemmeter Enterprises
    Warrants                                                                          36,000(k)                       --
Hosiery Corp of America
    Warrants                                                                          10,000                    400,000
Hyperion Telecommunications
    12.88% Pay-in-kind Series B                                                        5,117(b,i)             4,221,525
Intermedia Communications
    7.00% Cv Series F                                                                240,000(b)               3,870,000
    13.50% Pay-in-kind Series B                                                      130,800(b,i)            13,766,699
    Warrants                                                                          22,750                  1,070,615
Intl Wireless Communications
    Warrants                                                                          14,750                        148
Iridium World Communications
    Warrants                                                                          17,150                  2,658,250
IXC Communications
    12.50% Pay-in-kind Series B                                                        5,238(b,i)             5,565,375
Jitney-Jungle Stores of America Cl A
    15.00%                                                                           109,500(b)              14,454,000
Kelley Oil & Gas
    2.63% Cv                                                                         262,500                  3,740,625
KMC Telecom Holdings
    Warrants                                                                          12,000                     37,500
Knology Holdings
    Warrants                                                                          11,000                     27,500
Lady Luck Gaming
    Pay-in-kind                                                                       50,000(i,j)             1,750,000
Liberty Group Publishing
    14.75% Cv                                                                        496,217(b)              12,405,425
MetroNet Communications
    Warrants                                                                           8,750                    396,995
Nakornthai Strip Mill
    Warrants                                                                       7,407,184(c)                       7
Nebco Evans Holdings
    11.25% Pay-in-kind                                                               122,882(b,i)             6,512,746
Nextel Communications
    11.13% Pay-in-kind Series E                                                        7,065(b,i)             6,217,200
    Warrants                                                                          18,902(k)                      --
NTL
    13.00% Pay-in-kind Series B                                                       24,246(b,e,i)          25,094,609
Pagemart Nationwide
    Warrants                                                                          50,750                    247,406
Pathnet
    Warrants                                                                          13,350                    133,500
Paxson Communications
    12.50% Pay-in-kind Exchangeable                                                  217,090(b,i)            19,700,918
Pegasus Communications
    12.75% Pay-in-kind                                                                62,500(b,i)             6,546,875
    12.75% Pay-in-kind Series A                                                        2,499(b,i)             2,573,970
Poland Telecom
    Warrants                                                                          20,500(c)                 660,040
Price Communications
    Warrants                                                                          41,280                  1,238,400
Primus Telecommunications Group
    Warrants                                                                          11,550                    231,000
RSL Communications
    Warrants                                                                           9,500                    902,500
SFX Broadcasting
    12.63% Pay-in-kind Series E                                                       60,722(i)               7,286,640
SGW Holdings
    12.50% Pay-in-kind Series B                                                      127,978(b,i,j)           2,175,626
    Cv Series A                                                                       87,091(j)                 899,940
    Warrants                                                                           2,750(j)                 870,375
Sinclair Capital
    11.63%                                                                           140,000                 15,172,500
TransDigm
    Warrants                                                                          11,195(j)              11,194,642
Unifi Communications
    Warrants                                                                          10,000                        100
Unisite
    Warrants                                                                           4,504(j,k)                    --
Unisite Cl C                                                                           5,938(j)               2,935,985
Versatel Telecom
    Warrants                                                                          11,000(c)                 137,500
Vialog
    Warrants                                                                          21,600                    280,800
Warren (SD)
    14.00% Series B                                                                  557,430(b)              31,216,080
Wireless One
    Warrants                                                                          23,250                        233

Total preferred stocks & other
(Cost: $391,714,460)                                                                                       $379,504,601

Short-term securities (2.4%)
Issuer                                                     Annualized                 Amount                   Value(a)
                                                        yield on date             payable at
                                                          of purchase               maturity

U.S. government agencies (0.8%)
Federal Home Loan Mtge Corp Disc Nts
        12-15-98                                                 4.99%            $4,600,000                 $4,591,109
        12-17-98                                                 4.85             16,100,000                 16,065,402
Federal Natl Mtge Assn Disc Nt
        12-18-98                                                 5.01              9,800,000                  9,776,954
Total                                                                                                        30,433,465

Commercial paper (1.5%)
Associates Corp North America
        01-14-99                                                 5.35              6,400,000                  6,356,707
BMW US Capital
        12-15-98                                                 5.15              6,500,000                  6,487,033
General Electric Capital
        12-01-98                                                 5.45              8,900,000                  8,900,000
GTE Funding
        12-01-98                                                 5.19              9,000,000                  9,000,000
Intl Lease Finance
        12-16-98                                                 5.16              3,800,000                  3,791,862
Natl Rural Utilities
        12-17-98                                                 5.20             10,100,000                 10,076,747
Pioneer Hi-Bred
        12-07-98                                                 5.10              2,500,000                  2,497,888
        12-08-98                                                 5.21              6,100,000                  6,093,832
Reed Elsevier
        12-07-98                                                 5.15              3,300,000(l)               3,297,179
Sysco
        12-18-98                                                 5.10              2,100,000(l)               2,094,982
Total                                                                                                        58,596,230

Letter of credit (0.1%)
Bank of America-
AES Hawaii
        12-10-98                                                 4.96              3,000,000                  2,996,288

Total short-term securities
(Cost: $92,027,817)                                                                                         $92,025,983

Total investments in securities
(Cost: $4,084,479,752)(m)                                                                                $3,746,059,791


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1998, the value of foreign securities represented 13.53% of net assets.

(d) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(i) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1998, is as follows:

Security                                                                               Acquisition                 Cost
                                                                                             dates
Arena Brands
    Common                                                                                06-20-97           $5,888,888
Cable Systems USA
    10.75% 1999                                                                           02-05-96            2,124,518
Core Capital
    Common                                                                                10-31-97            4,444,460
    Preferred 10.00% Cv Series A/I                                                        10-31-97            5,555,575
Dairy Mart Convenience Stores
    Sr Sub Nts Series B 10.25% 2004                                         11-29-95 thru 10-22-96            5,744,975
ECM Funding LP
    11.92% 2002                                                                           04-14-92            1,576,168
Gemini Inds
    13.50% 2001                                                                           12-23-96           13,500,000
Lady Luck Gaming
    Preferred Pay-in-kind                                                                 11-20-98            1,750,000
SGW Holdings
    Preferred 12.50% Pay-in-kind Series B                                   08-15-97 thru 11-02-98            2,189,268
    Preferred Cv Series A                                                                 08-15-97              899,998
    Warrants                                                                              08-15-97              867,900
TransDigm
    Warrants                                                                09-03-93 thru 05-08-96            1,027,805
Unisite
    Preferred Cl C                                                                        12-17-97            2,750,066
    Warrants                                                                              12-17-97                   --
    Zero Coupon Sub Nts 13.00% 2000*                                                      12-18-97            9,000,000
Veninfotel
    (U.S.  Dollar) Cv  Pay-in-kind  10.00% 2002                            03-05-97 thru  11-03-98            9,450,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $4,083,533,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................$130,728,000
Unrealized depreciation.........................................(468,201,000)

Net unrealized depreciation....................................$(337,473,000)


                                                    SEMIANNUAL REPORT -- 1998

                                    Bulk Rate
                                  U.S. POSTAGE
                                      PAID
                                  Permit No. 85
                                   Spencer, IA




                                                               S-6470 M (1/99)

IDS Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010